Acquisition costs and other expenditure - Interest expense, depreciation and amortisation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquisition costs and other expenditure
Other interest expense	$ (252)	$ (306)	$ (250)
Depreciation and amortisation	(383)	212	(1,608)
Operating segments
Acquisition costs and other expenditure
Other interest expense	(234)	(279)	(212)
Depreciation and amortisation	(343)	242	(1,605)
Operating segments | Asia insurance operations
Acquisition costs and other expenditure
Other interest expense	(12)	(13)
Depreciation and amortisation	(669)	(641)	(482)
Operating segments | Asia asset management
Acquisition costs and other expenditure
Other interest expense	(1)
Depreciation and amortisation	(16)	(14)	(5)
Operating segments | US insurance operations
Acquisition costs and other expenditure
Other interest expense	(220)	(264)	(212)
Depreciation and amortisation	346	901	(1,110)
Operating segments | US asset management
Acquisition costs and other expenditure
Other interest expense	(1)	(2)
Depreciation and amortisation	(4)	(4)	(8)
Unallocated to a segment (Other operations)
Acquisition costs and other expenditure
Other interest expense	(18)	(27)	(38)
Depreciation and amortisation	$ (40)	$ (30)	$ (3)